Goodwill and Other Intangible Assets - Summary of the Key Characteristics, Inputs, and Economic Assumptions Used to Estimate the Fair Value of the Company's MSRs (Detail) (Estimate of Fair Value, Fair Value Disclosure, USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Estimate of Fair Value, Fair Value Disclosure
Fair value of retained MSRs	$ 921	$ 1,439
Prepayment rate assumption (annual)	20.00%	12.00%
Decline in fair value from 10% adverse change	52	50
Decline in fair value from 20% adverse change	98	95
Discount rate (annual)	11.00%	12.00%
Decline in fair value from 10% adverse change	33	68
Decline in fair value from 20% adverse change	$ 63	$ 130
Weighted-average life (in years)	4.3	6.2
Weighted-average coupon	5.20%	5.40%